Quarterly Holdings Report
for
Fidelity® International Growth Fund
January 31, 2025
IGF-NPRT1-0425
1.863101.117
Common Stocks - 97.7%
	Shares	Value ($)
BELGIUM - 0.3%
Industrials - 0.3%
Trading Companies & Distributors - 0.3%
Azelis Group NV	992,905	20,456,587
CANADA - 2.9%
Industrials - 2.1%
Aerospace & Defense - 0.2%
CAE Inc (a)	583,511	13,759,192
Ground Transportation - 1.9%
Canadian Pacific Kansas City Ltd	1,583,500	125,843,225
TOTAL INDUSTRIALS		139,602,417

Materials - 0.8%
Metals & Mining - 0.8%
Franco-Nevada Corp	379,480	51,586,929
TOTAL CANADA		191,189,346
CHINA - 1.0%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Tencent Holdings Ltd	665,000	34,989,120
Consumer Discretionary - 0.5%
Broadline Retail - 0.2%
PDD Holdings Inc Class A ADR (a)	135,000	15,107,850
Hotels, Restaurants & Leisure - 0.3%
Trip.com Group Ltd ADR (a)	221,500	15,542,655
TOTAL CONSUMER DISCRETIONARY		30,650,505

TOTAL CHINA		65,639,625
DENMARK - 2.8%
Health Care - 2.8%
Pharmaceuticals - 2.8%
Novo Nordisk A/S Series B	2,202,300	185,928,452
FINLAND - 0.5%
Industrials - 0.5%
Machinery - 0.5%
Kone Oyj B Shares	686,200	35,593,194
FRANCE - 12.6%
Consumer Discretionary - 3.4%
Textiles, Apparel & Luxury Goods - 3.4%
LVMH Moet Hennessy Louis Vuitton SE	309,245	226,183,212
Financials - 0.3%
Financial Services - 0.3%
Edenred SE	585,122	20,176,865
Health Care - 1.1%
Health Care Equipment & Supplies - 1.1%
EssilorLuxottica SA	266,121	73,352,842
Industrials - 7.6%
Aerospace & Defense - 6.1%
Airbus SE	741,700	128,292,976
Safran SA	1,089,400	270,058,346
		398,351,322
Electrical Equipment - 1.5%
Legrand SA	969,200	98,812,680
TOTAL INDUSTRIALS		497,164,002

Information Technology - 0.2%
Software - 0.2%
Lectra	397,459	11,070,899
TOTAL FRANCE		827,947,820
GERMANY - 7.5%
Financials - 1.4%
Capital Markets - 1.4%
Deutsche Boerse AG	379,300	93,701,477
Information Technology - 6.1%
Software - 6.1%
SAP SE	1,457,200	401,566,811
TOTAL GERMANY		495,268,288
INDIA - 0.8%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Reliance Industries Ltd	1,673,100	24,363,936
Reliance Industries Ltd GDR (b)	64,100	3,762,670
		28,126,606
Financials - 0.4%
Banks - 0.4%
HDFC Bank Ltd	1,221,991	23,933,760
Financial Services - 0.0%
Jio Financial Services Ltd (a)	970,400	2,697,014
TOTAL FINANCIALS		26,630,774

TOTAL INDIA		54,757,380
ITALY - 1.2%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Prada Spa	6,024,200	48,436,983
Industrials - 0.5%
Machinery - 0.5%
Interpump Group SpA	710,226	33,685,968
TOTAL ITALY		82,122,951
JAPAN - 9.2%
Communication Services - 0.5%
Entertainment - 0.5%
Nintendo Co Ltd	485,000	31,818,278
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
USS Co Ltd	2,803,200	25,134,312
Health Care - 1.0%
Health Care Equipment & Supplies - 1.0%
Hoya Corp	505,100	67,827,842
Industrials - 4.6%
Construction & Engineering - 0.3%
SHO-BOND Holdings Co Ltd	671,000	21,743,927
Machinery - 0.8%
Komatsu Ltd	1,564,800	47,199,491
OSG Corp	616,900	6,827,502
		54,026,993
Professional Services - 3.5%
Recruit Holdings Co Ltd	3,215,700	224,430,763
TOTAL INDUSTRIALS		300,201,683

Information Technology - 2.7%
Electronic Equipment, Instruments & Components - 2.7%
Azbil Corp	6,095,712	45,917,173
Keyence Corp	312,248	134,487,966
		180,405,139
TOTAL JAPAN		605,387,254
NETHERLANDS - 6.5%
Industrials - 0.8%
Machinery - 0.1%
Aalberts NV (a)	254,600	9,059,386
Trading Companies & Distributors - 0.7%
IMCD NV	269,146	42,272,706
TOTAL INDUSTRIALS		51,332,092

Information Technology - 5.7%
Semiconductors & Semiconductor Equipment - 5.7%
ASML Holding NV	458,100	338,885,355
BE Semiconductor Industries NV	289,464	37,446,157
		376,331,512
TOTAL NETHERLANDS		427,663,604
SPAIN - 0.7%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Amadeus IT Group SA Class A	591,000	43,530,342
SWEDEN - 7.8%
Consumer Discretionary - 0.7%
Automobile Components - 0.7%
Autoliv Inc (c)	496,769	48,017,692
Industrials - 6.7%
Building Products - 1.6%
Assa Abloy AB B Shares	3,340,010	102,325,620
Machinery - 4.8%
Atlas Copco AB A Shares	13,629,200	227,686,300
Epiroc AB A Shares	4,466,217	85,110,035
		312,796,335
Trading Companies & Distributors - 0.3%
AddTech AB B Shares	765,800	22,405,303
TOTAL INDUSTRIALS		437,527,258

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Lagercrantz Group AB B Shares	1,186,600	25,256,371
TOTAL SWEDEN		510,801,321
SWITZERLAND - 2.9%
Financials - 2.2%
Capital Markets - 2.2%
UBS Group AG	3,998,142	141,970,807
Industrials - 0.7%
Machinery - 0.7%
Schindler Holding AG	18,350	5,178,094
Schindler Holding AG	153,878	44,604,768
		49,782,862
TOTAL SWITZERLAND		191,753,669
TAIWAN - 3.3%
Information Technology - 3.3%
Semiconductors & Semiconductor Equipment - 3.3%
Taiwan Semiconductor Manufacturing Co Ltd	6,639,000	220,034,517
UNITED KINGDOM - 12.9%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Rightmove PLC	1,808,130	15,007,281
Consumer Discretionary - 5.3%
Hotels, Restaurants & Leisure - 5.3%
Compass Group PLC	5,338,900	183,948,560
InterContinental Hotels Group PLC ADR (c)	1,164,470	156,877,398
		340,825,958
Financials - 2.6%
Capital Markets - 2.6%
3i Group PLC	766,600	36,830,044
London Stock Exchange Group PLC	913,100	135,876,620
		172,706,664
Industrials - 3.6%
Aerospace & Defense - 1.8%
BAE Systems PLC	7,853,100	118,709,330
Professional Services - 1.8%
RELX PLC	2,423,600	120,347,458
TOTAL INDUSTRIALS		239,056,788

Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.6%
Spectris PLC	1,073,657	40,416,062
Software - 0.6%
Sage Group PLC/The	2,229,500	37,263,533
TOTAL INFORMATION TECHNOLOGY		77,679,595

TOTAL UNITED KINGDOM		845,276,286
UNITED STATES - 24.8%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
PriceSmart Inc	184,898	16,820,171
Financials - 9.6%
Capital Markets - 4.4%
Moody's Corp	307,700	153,677,689
S&P Global Inc	255,600	133,272,396
		286,950,085
Financial Services - 3.3%
Mastercard Inc Class A	184,400	102,421,292
Visa Inc Class A	326,660	111,652,388
		214,073,680
Insurance - 1.9%
Marsh & McLennan Cos Inc	617,851	133,999,525
TOTAL FINANCIALS		635,023,290

Industrials - 5.1%
Electrical Equipment - 2.0%
GE Vernova Inc	355,200	132,446,976
Machinery - 0.7%
Otis Worldwide Corp	476,800	45,496,256
Professional Services - 2.4%
Experian PLC	3,252,100	160,197,404
TOTAL INDUSTRIALS		338,140,636

Materials - 9.8%
Chemicals - 6.0%
Linde PLC	528,779	235,898,888
Sherwin-Williams Co/The	416,600	149,209,456
		385,108,344
Construction Materials - 3.8%
CRH PLC	2,534,166	250,958,459
TOTAL MATERIALS		636,066,803

TOTAL UNITED STATES		1,626,050,900
TOTAL COMMON STOCKS (Cost $4,112,575,794)		6,429,401,536

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd Series E1 (a)(d)(e) (Cost $6,992,914)	63,819	15,805,414

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	129,509,836	129,535,738
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	13,145,639	13,146,954
TOTAL MONEY MARKET FUNDS (Cost $142,682,692)			142,682,692

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,262,251,400)	6,587,889,642
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(6,987,418)
NET ASSETS - 100.0%	6,580,902,224

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,762,670 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,805,414 or 0.2% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	6,992,915

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	148,770,998	462,066,682	481,301,942	1,687,478	-	-	129,535,738	129,509,836	0.2%
Fidelity Securities Lending Cash Central Fund	144,986,916	32,521,456	164,361,418	60,901	-	-	13,146,954	13,145,639	0.1%
Total	293,757,914	494,588,138	645,663,360	1,748,379	-	-	142,682,692	142,655,475

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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